Investment in associated companies - Ownership Percentage (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%	50.00%	50.00%
Gulfdrill | Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%	50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%	50.00%	50.00%
Sonadrill | Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage	50.00%	50.00%